SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance as of the beginning of period/year	$ 636,501
Additions charged to bad debt expense		619,282
Translation adjustments	19,512	17,219
Balance as of the end of period/year	$ 656,013	$ 636,501